LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

14.  LONG-TERM INVESTMENTS

Long-term investments held by the Group consisted of the following:

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Equity investments without readily determinable fair value	51,524	51,524	7,470
Equity method investments	277,056	336,254	48,752
Available-for-sale debt securities	62,045	50,096	7,263
Less: Impairment loss	—	—	—
Total	390,625	437,874	63,485

Equity investments without readily determinable fair value:

		Equity interest owned by the
		Group
		As at December 31,
	Note	2021		2022
		RMB		RMB
Allcure Information	i)	22,160	9.6%	22,160	9.6%
Concord Healthcare Singapore Pte. Ltd	ii)	22,925	10%	22,925	8.73%
Legion Healthcare Partners LLC	iii)	6,439	5.83%	6,439	5.83%
Total		51,524		51,524

i)	20% equity interest of Allcure Information was obtained in 2015. During year ended December 31, 2018, Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. As of December 31, 2021 and 2022, the share ownership of the Group remained 9.6%. As of December 31, 2021 and 2022, no impairment was recorded for the investment.
ii)	As stated in note 4, the balance represented 10.0% remaining noncontrolling interests in CHS, which has been diluted to 8.73% due to a new capital injection from another shareholder as of December 31, 2022. The investment was accounted for using measurement alternative. As of December 31, 2021 and 2022, no impairment was recorded for the investment.
iii)	In March, 2021, the Group obtained the 5.83% equity interest of Legion Healthcare Partners LLC through purchase. As of December 31, 2022, the share ownership of the Group remained 5.83%. As of December 31, 2021 and 2022, no impairment was recorded for the investment.

The Group did not record any unrealized gains (upward adjustments) and losses (downward adjustments and impairment) for equity investments without readily determinable fair values for the years presented.

Equity method investments:

		Equity interest owned by the
		Group
		as at December 31,
	Notes	2021		2022
		RMB		RMB
Xi’an JiangyuanAndike Ltd. (“JYADK”)		12,468	29.70%	10,496	29.70%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	i)	11,051	5.15%	12,939	5.15%
Zhejiang Marine Leasing Ltd	ii)	167,044	20.00%	179,231	20.00%
Guangdong Hengjian Proton Medical Industry Co., Ltd (“Guangdong Hengjian”)	iii)	86,493	14.20%	86,315	14.20%
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe")	iv)	—	—%	45,005	99.99%
Shanghai Changshengshu Management Co. LTD("Shanghai Changshengshu")	v)	—	—%	1,968	20.00%
Guangzhou Yicheng Biological Immune Technology Co. LTD("Guangzhou Yicheng")	vi)	—	—%	300	30.00%
Total		277,056		336,254

i)	In 2017, the Group entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018, 2019 and 2020, with the subscribed capital injection from new investors, the equity interest that the Group shared in Suzhou Shengshan was diluted to 5.41%, 5.15% and 5.15% respectively as of December 31, 2018, 2019 and 2020. As of December 31, 2021 and 2022, the percentage the Group held remained unchanged. According to the partnership agreement, the Group acts as a limited partner and has significant influence over Suzhou Shengshan's daily operation due to it’s agreed that all issue of operation and management shall be subject to the unanimous consent of all partners.
ii)	On February 28, 2019, China Medical Service Holdings Ltd. (HK), a subsidiary of the Group, entered into a shares purchase agreement with Merge Limited to purchase 20% equity interests of Zhejiang Marine. As the Group held 20% equity share and had the ability to exercise significant influence over the Zhejiang Marine, the Group applied the equity method of accounting to the investment. The registration change was completed on June 10, 2020 and Zhejiang Marine became an associate company of the Group since then. As of December 31, 2021 and 2022, the percentage the Group held remained unchanged. The total book value of the Group’s long-term investments pledged to secure other borrowings as of December 31, 2020, 2021 and 2022 was RMB166,870, RMB167,044 and RMB179,231 (US$26,986) (note 18), respectively.
iii)	In December 2020, Aohua Technology, a subsidiary of the Group, entered into a capital increase agreement with Guangdong Hengjian and the original shareholders of Guangdong Hengjian to obtain shares of Guangdong Hengjian. The registration change was completed on January 13, 2021, and as of December 31, 2021 and 2022, RMB86,649 has been paid, which takes 14.20% shares. The Group has significant influence over Guangdong Hengjian due to the Group was entitled to delegate 2 out of 5 directors in the board and participated in policy-making processes of Guangdong Hengjian.
iv)	In March 2022, Shanghai Medstar, a subsidiary of the Group, established Shanghai Xinhe with Shanghai Xinfu Enterprise Management Center (Limited Partnership), and acted as a limited partner. The Group obtained 99% shares of Shanghai Xinhe in the consideration of 2.05% shares in MHM, the carrying value of which was RMB45,115. The Group cannot consolidate Shanghai Xinhe as neither Shanghai Xinhe is a VIE nor the Group owns a majority kick-out right in Shanghai Xinhe. The Group has significant influence over Shanghai Xinhe derived from 99% ownership in the partnership as a limited partner.
v)	In October 2022, SH MZJH, a subsidiary of the Group, entered into a capital increase agreement with Shanghai Changshengshu to purchase 20% equity interests of Shanghai Changshengshu with the consideration amount of RMB2,000. The Group has significant influence over Shanghai Changshengshu due to the voting power from shareholder to the policy-making processes of Shanghai Changshengshu.
vi)	In December 2022, GCMTIC, a subsidiary of the Group, entered into a capital purchase agreement with Guangzhou Yicheng to purchase 30% equity interests of Guangzhou Yicheng with the consideration amount of RMB300. The Group has significant influence over Guangzhou Yicheng due to the Group was entitled to delegate 1 out of 3 directors in the board and participated in policy-making processes of Guangzhou Yicheng.

Available-for-sale debt securities:

	As at December 31, 2022
		Redemption	Redemption Notice
	Fair value	Frequency	Period
	RMB
Private equity funds	50,096	Annually	5-9 days
	50,096

Available-for-sale debt securities represent an investment in a private equity fund made in the year ended December 31, 2020. In May 2021 and March 2022, the Company redeemed RMB19,978 and RMB11,949 (US$1,732) investment in the private equity fund. The private equity fund was controlled by a third-party fund management company. The fund was founded on June 27, 2016. The private equity fund invested into debt securities of a third-party company. The investment cannot be redeemed during the fund closed period. The Open Day was the annual date of the foundation date of the fund.

This investment is carried at fair values which was estimated using the net asset value,and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income (loss).